OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs:
Wages and salaries	£ 866	£ 839	£ 745
Performance-related payments	164	162	170
Social security costs	122	115	112
Pension costs, defined contribution plans	79	71	60
Pension costs, defined benefit plans	13	13	28
Other personnel costs	33	41	44
Staff costs	1,277	1,241	1,159
Other administration expenses	971	925	888
Depreciation, amortisation and impairment	300	290	296
Total operating expenses before impairment losses, provisions and charges	£ 2,548	£ 2,456	£ 2,343